Note 8 - Restricted Cash (Details) - Restricted Cash - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Long term restricted cash accounts	$ 31	$ 31
Letters of Guarantee [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Long term restricted cash accounts	$ 31	$ 31